MFRA NQM DEPOSITOR, LLC ABS-15G

Exhibit 99.04 - Schedule 4

Loan ID	Redaction ID	Investor Loan ID	Transaction ID	Field Name	Source	Verified Value	Bid Tape Value	Comment
XXXX	89361	XXXX	XXXX	Qualifying Total Debt Income Ratio	diligenceFinalLookPage	49.66	45.47	Difference in REO calculations
XXXX	89363	XXXX	XXXX	Property Type	propertyValuationPage	Two to Four Unit	Attached	PER APPRAISAL